Finance Expense - Summary of Finance Expense (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest on:
Financial liabilities at amortised cost and associated derivatives		£ 582	£ 478	£ 567
Finance leases		13	16	15
Derivatives			14	12
Fair value movements on derivatives not in a designated hedge relationship		(3)	1	(2)
Reclassification of cash flow hedge from other comprehensive income		45	34	(1)
Unwinding of discount on provisions		14	15	16
Total finance expense		790	776	817
Before Specific Items [Member]
Interest on:
Total finance expense		651	558	607
Specific Items [Member]
Interest on:
Total finance expense	[1]	£ 139	£ 218	£ 210

[1]	For a definition of specific items, see page [•]. An analysis of specific items is provided in note 10.